CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Consolidated net loss	$ (144,389)	(874,090)	(1,562,859)	(930,104)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Unrealized loss (gain) from derivative contracts	(6,183)	(37,430)	15,732	1,021
Changes in fair value of conversion feature of convertible bonds	1,008	6,105	5,692	(264,384)
Loss from disposal of fixed assets	1,599	9,677	8,497	1,714
Loss on extinguishment of debt			82,713
Amortization of convertible bonds discount	15,802	95,662	88,507	75,595
Depreciation and amortization	72,034	436,074	373,155	218,641
Impairment of goodwill				134,735
Amortization of long-term deferred expense	3,480	21,064	21,577	11,408
Stock compensation expenses	439	2,660	7,782	38,331
Write-down of inventories	18,705	113,236	326,051	583,097
Provision for doubtful collection of accounts receivable	4,718	28,562	87,626	1,778
Provision for doubtful collection of advance to suppliers	2,571	15,565	170,012	287,742
Provision for doubtful debt of other current assets			50,048	54,456
Provision (reversal) for doubtful collection of amount due from a related party	(1,318)	(7,980)	15,960
Deferred tax (benefit) expense	41,969	254,066	22,893	(173,303)
Warranty provision	6,827	41,327	33,108	64,730
Warranty settlements and reversals	(6,243)	(37,790)	(17,372)	(34,286)
Foreign currency exchange gains	(2,934)	(17,760)
Changes in operating assets and liabilities:
Restricted cash	(11,037)	(66,815)	12,379	(28,693)
Accounts receivable	30,206	182,857	(508,274)	743,489
Notes receivable	(1,338)	(8,099)	57,527	(50,208)
Inventories	(4,427)	(26,800)	(480,729)	(476,373)
Advance to suppliers and long-term prepayments	3,502	21,198	159,300	85,883
Other current assets	11,302	68,414	135,524	(206,408)
Land use rights	9,306	56,335	(7,104)	(134,719)
Long-term deferred expense	(83)	(505)	(1,484)	(2,322)
Long-term payable				50,000
Amount due from related parties	(16,873)	(102,142)	(195,117)	(198,634)
Accounts payable	(14,038)	(84,981)	175,126	121,866
Notes payable	29,767	180,198	(126,976)	259,975
Accrued expenses and other liabilities	569	3,444	17,347	(60,025)
Amount due to related parties	17,050	103,217	29,703	29,159
Customer deposits	1,891	11,449	(48,557)	51,333
Net cash provided by (used in) operating activities	63,882	386,718	(1,052,213)	255,494
Cash flows from investing activities:
Acquisition of fixed assets	(70,419)	(426,294)	(597,978)	(2,400,481)
Change in restricted cash	393	2,381	63,461	(37,443)
Proceeds from disposal of fixed assets	424	2,563
Net cash used in investing activities	(69,602)	(421,350)	(534,517)	(2,437,924)
Cash flows from financing activities:
Proceeds from issuance of redeemable ordinary shares pursuant to the Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd.				9
Payment for repurchase of redeemable ordinary shares which were issued pursuant to the Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd.				(16)
Net proceeds from issuance of ordinary shares	2,526	15,293
Proceeds from exercise of stock options				1,135
Proceeds from short-term bank borrowings	355,598	2,152,680	2,661,172	3,322,480
Repayment of short-term bank borrowings	(364,980)	(2,209,477)	(3,263,051)	(1,877,148)
Change in restricted cash	8,416	50,948	55,324	(115,000)
Change in amount due to related parties	13,177	79,771
Repurchase of convertible bonds			(299,271)
Repurchase of redeemable ordinary shares				(18)
Proceeds from long-term bank borrowings	102,082	617,970	1,369,370	1,594,977
Repayment of long-term bank borrowings	(113,994)	(690,083)	(212,037)	(350,000)
Arrangement fee and other related costs for long-term bank borrowings	(3,101)	(18,771)	(18,355)	(42,586)
Arrangement fee for short-term bank borrowings	(2,076)	(12,567)	(6,501)	(5,625)
Proceeds from the issuance of long-term notes	103,647	627,450
Arrangement fee and other related costs for long-term notes	(921)	(5,577)
Net cash provided by financing activities	100,374	607,637	286,651	2,528,208
Net increase (decrease) in cash and cash equivalents	94,654	573,005	(1,300,079)	345,778
Cash and cash equivalents at the beginning of year	111,746	676,476	1,976,555	1,630,777
Cash and cash equivalents at the end of year	206,400	1,249,481	676,476	1,976,555
Supplemental disclosure of cash flow information:
Interest paid	27,506	166,516	164,536	54,828
Income taxes paid (refund)	(7,576)	(45,864)	47,212	152,681
Realized gain (loss) from derivative contracts	4,346	26,309	21,059	(69,757)
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in accounts payable, accrued expenses and other liabilities	$ (46,495)	(281,465)	(159,459)	446,314